Investments in affiliates and investments in available-for-sale securities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash	$ 61,455	$ 29,933
Current assets	111,112	60,306
Non-current assets	1,203,021	1,244,996
Current liabilities	52,333	54,247
Long- term debt including current portion, net	507,485	493,463
Non-current liabilities	485,047	483,345
Income Statement
Revenue	231,361	211,652	$ 190,524
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(13,081)	(15,090)	(52,549)
Net (loss)/ income	(13,081)	(15,090)	(52,549)
Navios Acquisition
Balance sheet
Cash and cash equivalents, including restricted cash	46,609	86,458
Current assets	103,978	119,733
Non-current assets	1,523,406	1,453,048
Current liabilities	92,159	74,618
Long- term debt including current portion, net	1,205,837	1,065,369
Non-current liabilities	1,154,873	1,035,688
Income Statement
Revenue	187,946	227,288	290,245
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(82,233)	(75,153)	59,715
Net (loss)/ income	(82,233)	(75,153)	59,715
Navios Europe I
Balance sheet
Cash and cash equivalents, including restricted cash	19,160	19,185
Current assets	22,732	22,417
Non-current assets	139,955	145,940
Current liabilities	83,059	21,284
Long- term debt including current portion, net	64,818	75,472
Non-current liabilities	61,035	125,283
Income Statement
Revenue	34,885	37,468	40,589
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(22,881)	(20,778)	(2,174)
Net (loss)/ income	(3,197)	9,762	16,137
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash	27,544	16,882
Current assets	33,479	28,403
Non-current assets	195,805	195,784
Current liabilities	39,150	25,805
Long- term debt including current portion, net	99,153	109,223
Non-current liabilities	168,195	164,276
Income Statement
Revenue	49,870	38,633	30,893
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(12,899)	22,749	(25,062)
Net (loss)/ income	$ (12,169)	(9,086)	$ (34,059)
Navios Containers
Balance sheet
Cash and cash equivalents, including restricted cash		14,501
Current assets		21,371
Non-current assets		245,440
Current liabilities		49,559
Long- term debt including current portion, net		119,033
Non-current liabilities		76,534
Income Statement
Revenue		39,188
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II		2,638
Net (loss)/ income		$ 2,638